LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts (Details) - GBP (£)
£ in Millions
	Dec. 31, 2022	Dec. 31, 2021
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts [Line Items]
Participating investment contracts	£ 42,975	£ 45,040
Discounted cash flows
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts [Line Items]
Insurance contracts	95,745	109,200
Participating investment contracts	10,541	13,623
Total	106,286	122,823
With-profit fund £m | Discounted cash flows
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts [Line Items]
Insurance contracts	5,778	7,232
Participating investment contracts	5,435	6,641
Total	11,213	13,873
Non-profit fund £m | Discounted cash flows
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts [Line Items]
Insurance contracts	89,967	101,968
Participating investment contracts	5,106	6,982
Total	£ 95,073	£ 108,950